Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 97,970	$ 107,662
Down payments from clients	6,483	6,466
Other accounts payable	49,464	41,016
Total	$ 153,917	$ 155,144